Financial Risk Management and Fair Values - Disclosure of Exposure to Credit Risk and Expected Credit Losses for Air Ticket Receivables (Detail) - Trade receivables [member] - CNY (¥) ¥ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of credit risk exposure [line items]
Loss allowance	¥ 36	¥ 36	¥ 37
Within 3 month [member]
Disclosure of credit risk exposure [line items]
Expected loss rate %	0.01%	0.01%
More than 3 month but less than 1 year [member]
Disclosure of credit risk exposure [line items]
Expected loss rate %	50.00%	50.00%
After 1 year but within 2 years [member]
Disclosure of credit risk exposure [line items]
Expected loss rate %	100.00%	100.00%
More than 2 years but less than 3 years [member]
Disclosure of credit risk exposure [line items]
Expected loss rate %	100.00%	100.00%
More than 3 years [member]
Disclosure of credit risk exposure [line items]
Expected loss rate %	100.00%	100.00%
Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount	¥ 1,911	¥ 1,972
Gross carrying amount [member] | Within 3 month [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount	1,877	1,940
Gross carrying amount [member] | More than 3 month but less than 1 year [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount	11	8
Gross carrying amount [member] | After 1 year but within 2 years [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount	7	2
Gross carrying amount [member] | More than 2 years but less than 3 years [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount	0	6
Gross carrying amount [member] | More than 3 years [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount	16	16
Loss allowance [member]
Disclosure of credit risk exposure [line items]
Loss allowance	29	28
Loss allowance [member] | Within 3 month [member]
Disclosure of credit risk exposure [line items]
Loss allowance	0	0
Loss allowance [member] | More than 3 month but less than 1 year [member]
Disclosure of credit risk exposure [line items]
Loss allowance	6	4
Loss allowance [member] | After 1 year but within 2 years [member]
Disclosure of credit risk exposure [line items]
Loss allowance	7	2
Loss allowance [member] | More than 2 years but less than 3 years [member]
Disclosure of credit risk exposure [line items]
Loss allowance	0	6
Loss allowance [member] | More than 3 years [member]
Disclosure of credit risk exposure [line items]
Loss allowance	¥ 16	¥ 16